Sanction proceedings (Details Textual)	12 Months Ended
Dec. 31, 2017 CLP ($)
Disclosure of sanction proceedings [Line Items]
Number of directors under sanction proceedings	5
Patricio Contesse Fica [Member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	$ 1,000
Julio Ponce Lerou [Member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	1,000
Juan Antonio Guzman Molinari [Member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	1,000
Wolf von Appen Berhmann [Member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	1,000
Hernan Buchi Buc [Member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	$ 1,000